Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001735041
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	GREENLAND TECHNOLOGIES HOLDING CORPORATION
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true